Employee Benefit Plans (Policy)	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans [Abstract]
Defined Benefit Retirement Plan

The Company sponsors a defined benefit retirement plan which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the defined benefit retirement plan was amended to cease future service accruals after that date (frozen). The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the defined benefit plan in 2015.